Screenvision Transaction - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 14, 2010	May 05, 2014	Jan. 31, 2011	Sep. 30, 2011
Schedule of Equity Method Investments [Line Items]
Carrying value of ownership interest in SV Holdco	$ 5,079	$ 7,073
Concessions and other	262,717	236,225	194,320
Intercompany gain to Company	1,970	1,804	1,634
Amounts due included in accounts receivable related to Screenvision	18,635	8,513
Definitive merger agreement with Screenvision, stock value	47,274
Class C Membership Units [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of issued and outstanding membership units received				20.00%
Threshold amount applicable for future profits and appreciation in assets	88,000			85,000
Maximum forfeiture limit	25.00%
Maximum bonus units to be received	33.00%
Screenvision Exhibition, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Exhibition agreement, expiration date	Jul. 01, 2012
Modified Exhibition Agreement, additional term	30 years
Modified Exhibition Agreement, expiration date	Jul. 01, 2042
Cash received on Modified Exhibition Agreement						30,000
Non-forfeitable ownership interest at estimated fair value				6,555
Non-forfeitable Class C and Class A membership units	15.00%	15.00%
Recognized concessions and other revenue received				30,000
Aggregate amount deferred to be recognized as concessions and other revenue				36,555
Concessions and other	11,161	10,214	9,259
Intercompany gain to Company	1,970	1,804	1,634
Amounts due included in accounts receivable related to Screenvision	2,383	2,375
Business acquisition cash paid					225,000
Screenvision Exhibition, Inc. [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Definitive merger agreement with Screenvision, stock value					150,000
SV Holdco, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of ownership interest in SV Holdco	4,196	6,188	6,740
SV Holdco, LLC [Member] | Member Units [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Class C and Class A membership units held	19.00%
Carrying value of ownership interest in SV Holdco	4,195
SV Holdco, LLC [Member] | Class A Membership Units [Member]
Schedule of Equity Method Investments [Line Items]
Voluntary capital contribution made to SV Holdco							$ 718
SV Holdco, LLC [Member] | Class A Membership Units [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of issued and outstanding membership units received							1.00%